United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3385

(Investment Company Act File Number)

Federated MDT Stock Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/10

Date of Reporting Period:  Quarter ended 7/31/10

Item 1.                      Schedule of Investments

Federated MDT Stock Trust

Portfolio of Investments

July 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 99.1%
		Basic Industries – 0.4%
14,364		Sherwin-Williams Co.	993,271
		Capital Goods – 5.6%
42,774		Lockheed Martin Corp.	3,214,466
123,138		Northrop Grumman Corp.	7,220,812
40,220		Raytheon Co.	1,860,980
		TOTAL	12,296,258
		Consumer Cyclicals – 15.9%
268,539		CVS Caremark Corp.	8,241,462
249,149	[1]	DIRECTV Group, Inc., Class A	9,258,377
611	[1]	Sears Holdings Corp.	43,381
242,596		Time Warner, Inc.	7,632,070
194,871		Wal-Mart Stores, Inc.	9,975,446
		TOTAL	35,150,736
		Consumer Durables – 0.7%
7,381	[1]	AutoZone, Inc.	1,561,598
		Consumer Staples – 2.8%
26,079		Campbell Soup Co.	936,236
23,858		Dr. Pepper Snapple Group, Inc.	895,868
19,353		Lorillard, Inc.	1,475,473
9,504	[1]	Ralcorp Holdings, Inc	555,033
52,468		Sara Lee Corp.	776,002
97,239	[1]	Smithfield Foods, Inc.	1,385,656
		TOTAL	6,024,268
		Energy – 15.7%
147,090		Chesapeake Energy Corp.	3,093,303
129,837		Chevron Corp.	9,894,878
176,519		ConocoPhillips	9,747,379
57,177		Hess Corp.	3,064,115
149,740		Murphy Oil Corp.	8,198,265
32,535	[1]	Rowan Cos., Inc.	821,834
		TOTAL	34,819,774
		Financial Services – 21.4%
214,849		Ameriprise Financial, Inc.	9,107,449
124,627		Assurant, Inc.	4,647,341
34,243		Capital One Financial Corp.	1,449,506
1,168,374	[1]	Citigroup, Inc.	4,790,334
145,059	[1]	CNA Financial Corp.	4,070,356
177,784		JPMorgan Chase & Co.	7,161,140
241,806		MetLife, Inc.	10,170,360
30,751		Principal Financial Group	787,533
42,076		Protective Life Corp.	946,289
26,751		Prudential Financial, Inc.	1,532,565
41,146		Torchmark Corp.	2,183,618
26,276		Unum Group	599,618
		TOTAL	47,446,109
		Health Care – 21.5%
159,502		Aetna, Inc.	4,442,131

Shares			Value
42,052		AmerisourceBergen Corp.	1,260,298
121,958	[1]	Amgen, Inc.	6,650,370
39,412	[1]	Biogen Idec, Inc.	2,202,343
283,427		Bristol-Myers Squibb Co.	7,063,001
30,897	[1]	Health Net, Inc.	727,624
35,255		McKesson HBOC, Inc.	2,214,719
316,869		UnitedHealth Group, Inc.	9,648,661
171,375	[1]	Wellpoint, Inc.	8,692,140
88,999	[1]	Zimmer Holdings, Inc.	4,716,057
		TOTAL	47,617,344
		Information Technology – 14.0%
136,420		Activision Blizzard, Inc.	1,620,670
135,787	[1]	Arrow Electronics, Inc.	3,366,160
162,361	[1]	Avnet, Inc.	4,083,379
547,254		Corning, Inc.	9,916,242
94,587	[1]	Fairchild Semiconductor International, Inc., Class A	858,850
171,893	[1]	Ingram Micro, Inc., Class A	2,841,391
733,852	[1]	Micron Technology, Inc.	5,342,443
11,525	[1]	Tech Data Corp.	455,929
72,935		Texas Instruments, Inc.	1,800,765
89,888	[1]	Vishay Intertechnology, Inc.	763,149
		TOTAL	31,048,978
		Public Utilities – 1.1%
42,838		Edison International	1,420,080
5,585		Entergy Corp.	432,893
2,194		Sempra Energy	109,151
12,397		Telephone and Data Systems, Inc.	423,110
		TOTAL	2,385,234
		TOTAL COMMON STOCKS (IDENTIFIED COST $206,641,164)	219,343,570
		MUTUAL FUND – 0.9%
$1,995,635	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.30% (AT NET ASSET VALUE)	1,995,635
		TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $208,636,799)[4]	221,339,205
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[5]	75,485
		TOTAL NET ASSETS — 100%	$221,414,690
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At July 31, 2010, the cost of investments for federal tax purposes was $208,636,799. The net unrealized appreciation from investments was $12,702,406. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,058,418 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,356,012.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated MDT Stock Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	September 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2010